Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Fees	Total Payments
Total	$ 483	$ 207	$ 690
US Federal Government [Member]
Total	$ 483	$ 207	$ 690